Exhibit 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-May-18	15-May-18	15-Jun-18
To	31-May-18	15-Jun-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$6,587,113.16
Series Nominal Liquidation Amount	944,883,113.16

Required Participation Amount	$944,883,113.16
Excess Receivables	$5,298,682.72

Total Collateral	950,181,795.89

Collateral as Percent of Notes	125.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,335,754,343.48
Total Principal Collections	($2,049,295,824.13)
Investment in New Receivables	$1,680,961,080.40
Receivables Added for Additional Accounts	$0.00
Repurchases	($36,196,925.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($769,516,722.83)
Less Servicing Adjustment	($4,509,699.27)

Ending Balance	$5,157,196,252.38

SAP for Next Period	18.42%

Average Receivable Balance	$5,363,131,946.21
Monthly Payment Rate	38.21%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,682,918.31
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,682,918.31

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	91.42%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	1.918710%
Applicable Margin	0.430000%
	2.348710%

	Actual	Per $1000
Interest	1,537,100.21	2.02
Principal	—	—

		2.02
Total Due Investors	1,537,100.21

Servicing Fee	781,913.33
Excess Cash Flow	996,293.49

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.49%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		25.02%